CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Series D convertible redeemable preferred shares CNY (¥) shares	Ordinary shares Series E convertible redeemable preferred shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit Adjustment CNY (¥)	Accumulated deficit Series D convertible redeemable preferred shares CNY (¥)	Accumulated deficit Series E convertible redeemable preferred shares CNY (¥)	Accumulated deficit CNY (¥)	Statutory Reserve CNY (¥)	Accumulated other comprehensive income CNY (¥)	Adjustment CNY (¥)	Series D convertible redeemable preferred shares CNY (¥) shares	Series E convertible redeemable preferred shares CNY (¥) shares	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017					¥ 83					¥ (169,005)		¥ 1,959				¥ (166,963)
Balance (in shares) at Dec. 31, 2017 | shares					26,882,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to So-Young International Inc										55,083						55,083
Share-based compensation expenses						¥ 14,272										14,272
Accretions of convertible redeemable preferred shares to redemption value						(14,272)				(89,939)						(104,211)
Foreign currency translation adjustment												34,439				34,439
Re-designation of ordinary shares into convertible redeemable preferred shares			¥ (5)	¥ (6)				¥ (64,801)	¥ (125,377)					¥ (64,806)	¥ (125,383)
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares) | shares			(1,692,266)	(1,899,181)
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares) | shares														1,692,266	6,164,979
Re-designation of ordinary shares into Class A ordinary shares	¥ 37				¥ (37)
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares	12,000,000				(12,000,000)
Re-designation of ordinary shares into Class B ordinary shares		¥ 35			¥ (35)
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares		11,290,940			(11,290,940)
Balance at Dec. 31, 2018	¥ 37	¥ 35								(394,039)		36,398				(357,569)
Balance (in shares) at Dec. 31, 2018 | shares	12,000,000	11,290,940
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to So-Young International Inc										176,724						176,724
Statutory reserves										(10,562)	¥ 10,562
Share-based compensation expenses						104,211										104,211
Accretions of convertible redeemable preferred shares to redemption value						(18,845)				(31,374)						(50,219)
Foreign currency translation adjustment												55,335				55,335
Re-designation of ordinary shares into convertible redeemable preferred shares	¥ (2)	¥ 2
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares) | shares	(709,060)	709,060
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost	¥ 39					1,266,538										1,266,577
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares) | shares	11,500,000
Conversion of convertible redeemable preferred shares upon IPO (see Note 15)	¥ 140					1,446,028								¥ 437,653	¥ 504,398	1,446,168
Conversion of convertible redeemable preferred shares upon IPO (see Note15) (in shares) | shares	43,822,455													(9,750,676)	(6,164,979)
Issuance of Class A ordinary shares from exercise of share options (see Note16)	¥ 7					1,404										¥ 1,411
Issuance of Class A ordinary shares from exercise of share options (see Note16) (in shares) | shares	2,008,323															2,008,000	2,008,000
Balance at Dec. 31, 2019	¥ 221	¥ 37				2,799,336				(259,251)	10,562	91,733				¥ 2,642,638
Balance (in shares) at Dec. 31, 2019 | shares	68,621,718	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to So-Young International Inc										5,807						5,807	$ 891
Share-based compensation expenses						92,170										92,170
Foreign currency translation adjustment												(144,225)				(144,225)
Issuance of Class A ordinary shares from exercise of share options (see Note16)	¥ 3					762										¥ 765
Issuance of Class A ordinary shares from exercise of share options (see Note16) (in shares) | shares	1,090,441															1,090,000	1,090,000
Balance at Dec. 31, 2020	¥ 224	¥ 37				¥ 2,892,268	¥ (784)			¥ (254,228)	¥ 10,562	¥ (52,492)	¥ (784)			¥ 2,596,371	$ 397,911
Balance (in shares) at Dec. 31, 2020 | shares	69,712,159	12,000,000